Fair Value Measurements - Assumptions for convertible promissory notes (Details) - Adagio Medical Inc	Jun. 30, 2024 Y	Dec. 31, 2023 Y
Discount rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.3870	36.8
Discount rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.3190	30.6
Discount rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.3190	30.6
Discount rate | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.3190
Discount rate | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.3190
Discount rate | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.3190
Expected Term (years) | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.04	0.33
Expected Term (years) | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.04	0.33
Expected Term (years) | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.04	0.33
Expected Term (years) | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.04
Expected Term (years) | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.04
Expected Term (years) | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.04
Risk-Free interest rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0550	5.4
Risk-Free interest rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0550	5.4
Risk-Free interest rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0550	5.4
Risk-Free interest rate | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0550
Risk-Free interest rate | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0550
Risk-Free interest rate | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0550
Volatility | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.85	110.0
Volatility | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.85	110.0
Volatility | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.85	110.0
Volatility | February 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.85
Volatility | May 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.85
Volatility | June 2024 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.85